Document and Entity Information	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	Trump Media & Technology Group Corp.
Entity Central Index Key	0001849635
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false